Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Differences between United States statutory federal income tax rate and effective income tax rate
Tax benefit at statutory United States federal rate	$ (1,112,800)	$ (1,186,565)
State income tax credit net of federal benefit	(136,634)	(187,427)
Permanent items	(49,740)
Tax credits	0.00	(107,034)
Adjustments from prior year	0.00	(64,115)
Change in valuation reserves	1,195,703	1,386,246
Current tax (expense) income	$ (103,471)	$ (158,895)
Effective tax rate (%)	3.00%	4.00%